Consolidated Shareholders Equity (Parenthetical) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Statement of Stockholders' Equity [Abstract]
Net loss of the year ended September 30, 2010	$ (172,026)	$ 24,246	$ (375,196)	$ (413,701)	$ (606,250)	$ (1,008,604)